COST REDUCTION ACTIONS (Tables)	12 Months Ended
Jan. 01, 2022
Restructuring and Related Activities [Abstract]
Restructuring charges and payments

During 2021, restructuring charges and payments were as follows:

(In millions)	Accrual at January 2, 2021	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 1, 2022
2019/2020 Actions
Severance and related costs	$28.3	$10.3	$(26.2)	$–	$(.9)	$11.5
Asset impairment charges	–	2.4	–	(2.4)	–	–
Lease cancellation costs	–	.6	(.6)	–	–	–

2018/2019 Actions
Lease cancellation costs	.3	–	(.3)	–	–	–

Total	$28.6	$13.3	$(27.1)	$(2.4)	$(.9)	$11.5
During 2020, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2019	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2021
2019/2020 Actions
Severance and related costs	$21.9	$49.8	$(45.7)	$–	$2.3	$28.3
Asset impairment charges	–	6.2	–	(6.2)	–	–

2018/2019 Actions
Severance and related costs	6.5	(.7)	(6.0)	–	.2	–
Lease cancellation costs	.3	–	–	–	–	.3

Total	$28.7	$55.3	$(51.7)	$(6.2)	$2.5	$28.6

Total amount of restructuring charges incurred by reportable segment and Corporate
The table below shows the total amount of restructuring charges incurred by reportable segment and Corporate.

(In millions)	2021	2020	2019
Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$3.4	$27.9	$29.0
Retail Branding and Information Solutions	7.6	18.7	9.8
Industrial and Healthcare Materials	1.6	8.4	9.4
Corporate	1.0	.3	2.2

Total	$13.6	$55.3	$50.4